Share-based Compensation - Assumptions (Details) - Equity award – share options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.1		$ 0.1
Risk-free interest rate, minimum	3.48%	2.35%	1.28%
Risk-free interest rate, maximum	4.80%	3.88%	1.91%
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	55.18%	50.38%	54.16%
Expected volatility, maximum	56.32%	53.79%	56.70%
Expected forfeiture rate (post-vesting)	3.00%	3.00%	3.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 0.0001
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 0.495	0.625	$ 6.485
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		0.1
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 0.6375	$ 1.6425	$ 11.5675